Vanguard U.S. Growth Fund

Summary Prospectus

December 28, 2009

Investor Shares & Admiral™ Shares

Vanguard U.S. Growth Fund Investor Shares (VWUSX)
Vanguard U.S. Growth Fund Admiral Shares (VWUAX)

The Fund’s statutory Prospectus and Statement of Additional Information dated
December 28, 2009, and the most recent shareholder reports are incorporated into and made part of this Summary Prospectus by reference.
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s
Prospectus and other information about the Fund online at
www.vanguard.com/prospectus. You can also get this information at no cost by calling 800-662-7447 or by sending an e-mail request to
online@vanguard.com.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
	Investor Shares		Admiral Shares
Sales Charge (Load) Imposed on Purchases	None		None
Purchase Fee	None		None
Sales Charge (Load) Imposed on Reinvested Dividends	None		None
Redemption Fee	None		None
Account Service Fee (for fund account balances below $10,000)	$20	/year	None

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
	Investor Shares		Admiral Shares
Management Expenses	0.45%		0.27%
12b-1 Distribution Fee	None		None
Other Expenses	0.04%		0.03%
Total Annual Fund Operating Expenses	0.49%		0.30%

Example

The following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. These examples assume that the Shares provide a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	Year	3 Years	5 Years	10 Years
Investor Shares	$50		$157	$274	$616
Admiral Shares	31		97	169	381

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.

Primary Investment Strategies

The Fund invests mainly in large-capitalization stocks of U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. At least 80% of the Fund’s assets will be invested in stocks of U.S. companies. The Fund uses multiple investment advisors.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund’s performance could be hurt by:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

• Investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from the overall stock market. Large-cap stocks tend to go through cycles of doing better—or worse—than the stock market in general. These periods have, in the past, lasted for as long as several years.

• Asset concentration risk, which is the chance that the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks. The Fund tends to invest a high percentage of assets in its ten largest holdings.

• Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of relevant market indexes. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at www.vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns—Investor Shares1

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2009, was 26.92%.

During the periods shown in the bar chart, the highest return for a calendar quarter was 20.19% (quarter ended December 31, 1999), and the lowest return for a quarter was –31.03% (quarter ended March 31, 2001).

Average Annual Total Returns for Periods Ended December 31, 2008
	1	Year	5 Years	10 Years
Vanguard U.S. Growth Fund Investor Shares
Return Before Taxes	–37.82%		–3.68%	–7.72%
Return After Taxes on Distributions	–37.91		–3.75	–8.27
Return After Taxes on Distributions and Sale of Fund Shares	–24.47		–3.07	–5.93
Vanguard U.S. Growth Fund Admiral Shares[1]
Return Before Taxes	–37.69%		–3.46%	—%
Comparative Indexes
(reflects no deductions for fees, expenses, or taxes)
Russell 1000 Growth Index	–38.44%		–3.42%	–4.27%
Standard & Poor’s 500 Index	–37.00		–2.19	–1.38

1 From the inception date of the Fund’s Admiral Shares on August 13, 2001, through December 31, 2008, the average annual total returns were –5.35% for the Admiral Shares, –3.57% for the Russell 1000 Growth Index, and –1.88% for the Standard & Poor’s 500 Index.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and will differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Investment Advisors
AllianceBernstein L.P.

William Blair & Company, L.L.C.

Portfolio Managers

James G. Reilly, Executive Vice President and Portfolio Manager of AllianceBernstein. He has co-managed a portion of the Fund since 2008.

P. Scott Wallace, CFA, Senior Vice President and Portfolio Manager of AllianceBernstein. He has co-managed a portion of the Fund since 2008.

John F. Jostrand, CFA, Principal and Portfolio Manager of William Blair & Company. He has managed a portion of the Fund since 2004.

Purchase and Sale of Fund Shares

You may purchase or redeem shares online through our website at www.vanguard.com, by mail (The Vanguard Group, P.O. Box 1100, Valley Forge, PA 19482-1110), or by telephone (800-662-2739). The following table provides the Fund’s minimum initial and subsequent investment requirements.

Account Minimums	Investor Shares	Admiral Shares
To open and maintain an account	$3,000	$100,000
To add to an existing account	$100 by check, exchange, wire, $100 by check, exchange, wire,
	or electronic bank transfer	or electronic bank transfer
	(other than Automatic	(other than Automatic
	Investment Plan, which	Investment Plan, which
has no established minimum). has no established minimum).

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gains. Distributions are taxable to you for federal income tax purposes, whether or not you reinvest these amounts in additional Fund shares. A sale or exchange of Fund shares is a taxable event, which means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return. Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may also be subject to state and local income taxes.

Financial Intermediary Compensation

The Fund and its investment advisors do not pay financial intermediaries for sales of Fund shares or related services.

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Vanguard U.S. Growth Fund Investor Shares—Fund Number 23 Vanguard U.S. Growth Fund Admiral Shares—Fund Number 523

CFA® is a trademark owned by CFA Institute. Russell is a trademark of the Frank Russell Company.

©2009 The Vanguard Group, Inc. All rights reserved Vanguard Marketing Corporation, Distributor

SP23 122009